Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 106,128,464.18
Total Fee Amount	14,656.34
Total Offset Amount	0.00
Net Fee	$ 14,656.34
Offering Table N/A
Offset Table N/A	N/A